Other general administrative expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other general administrative expenses
Maintenance, conservation and repair	$ 646	$ 1,227	$ 1,073
Information technology and systems	4,820	2,790	2,555
Stationery and supplies	227	215	197
Advertising and communications	890	968	901
Rents	1,120	1,963	1,839
Administrative services	503	936	926
Taxes other than income tax	1,820	1,454	1,360
Surveillance and cash courier services	979	894	699
Insurance premiums	75	78	82
Travel costs	364	293	215
Other administrative expenses	2,851	1,871	1,336
Total	14,295	12,689	11,183
Audit and tax services
Audit fees and audit-related fees	88	72	58
Tax fees	1	1
Total	89	73	58
Audit-related fees	$ 7	$ 14	$ 8